Statement of Changes in Net Assets Available for Benefits - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income
Net appreciation in fair value, investments	$ 66,266,902
Interest and dividends	4,237,850
Investment income	70,504,752
Interest income on notes receivable from participants	674,054
Other income	18,412
Contributions
Employer	23,669,236
Participant	18,097,250
Rollovers	2,436,835
Total contributions	44,203,321
Total additions	115,400,539
Deductions
Benefits paid to participants	(31,780,167)
Fees	(17,163)
Total deductions	(31,797,330)
Net increase	83,603,209
Net assets available for benefits
Beginning of year	442,228,910
End of year	$ 525,832,119